S000048336 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.58%
Performance Inception Date			Apr. 27, 2015
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	8.08%	8.94%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Small/Mid Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent	14.48%	8.73%	9.69%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Small/Mid Cap Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	7.00%	8.46%
Performance Inception Date			Apr. 27, 2015
Bridge Builder Small/Mid Cap Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.56%	7.66%
Performance Inception Date			Apr. 27, 2015